Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Borrowings
Cash and time deposits	$ 503,700	$ 453,000
Amount of unused credit lines will expire before the end of March 2025	92,201
Assets needs to be secured when borrowings money from bank	$ 146,800